GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL [Abstract]
Schedule of Goodwill
Total

As of January 1, 2021	$11,507

Foreign currency translation adjustments	(58)

As of December 31, 2021	11,449

Foreign currency translation adjustments	(583)

As of December 31, 2022	$10,866